DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Premier State Municipal Bond Fund -- Ohio Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                                                        ANNUALIZED

                                                                        TOTAL RETURN*               DISTRIBUTION RATE**
                                                                         ___________                  ________________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.16%                           4.79%

        Class B shares . . . . . . . . . . . . . . . . . . . .              3.88%                           4.50%

        Class C shares . . . . . . . . . . . . . . . . . . . .              3.78%                           4.29%

THE ECONOMY

  In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C., the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced its target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that anticipates future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

  The environment for fixed income securities during the past six months has been extremely positive, continuing a trend toward lower long-term interest rates that began in the spring of 1997. As has been the case for much of this decline in rates, economic fundamentals have not been a primary influence on the bond market. They have been pushed aside by other factors which created a flight to quality into U.S. Government securities as a safe haven while many other markets were in temporary disarray. The primary engine for lower rates has been the economic crisis which began in Asia and has since spread to Russia and Latin America, and now appears to be affecting the U.S. economy. The threat of an economic slowdown in the U.S., coupled with a potential global credit crunch, forced the Fed to lower the Federal Funds target rate 25 basis points twice in a two week span (September 29 and October 15) in order to buy some insurance against a possible U.S. recession in 1999. It is likely that the Fed will maintain an accommodative stance toward interest rates in the near future as the current global economic slump shows no sign of ending.

  Municipal securities benefited from the general decline in interest rates during the period, although to a lesser degree than U.S. Treasuries. The fact that municipals do not command safe haven status, combined with a general decrease in demand as long tax-free bonds yield less than 5%, were the primary reasons for the underperformance versus U.S. Treasuries. Also, many corporate-backed municipals performed poorly due to reduced earnings prospects in a slower economy. This underperformance can easily be seen as the municipal/Treasury yield ratio (as measured by the Bond Buyer Revenue Bond Index/30- year Treasury yield) increased from 93% to 101%. The combination of attractive yields relative to Treasuries, a slowing economy, and a bias toward lower short-term interest rates bodes well for municipal securities going forward.

PORTFOLIO OVERVIEW

  The primary objective in managing the Series continues to be the realization of income exempt from both Federal and Ohio income taxes. In pursuing this goal, the Series maintains a nucleus of high-coupon, income-generating securities which produce an attractive level of tax-free income while providing stability during flat to declining markets. However, as the trend toward lower interest rates has become more pronounced, strategy has also focused on lengthening the duration of the Series to capture more price appreciation should interest rates
continue    to    decline    as    we    anticipate.

  We view credit spreads as too narrow to justify adding lower quality securities in a slowing economic environment. At present, approximately 39% of the Series is invested in securities which are rated "AAA" and 68% is invested in those rated "A" or better, unchanged from the start of the period

While it is difficult at best to predict the future of interest rates, we feel the Series is well balanced at present. We will continue to follow our long-term objectives and monitor the volatile investment climate in order to position the Series appropriately.

               Sincerely,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the contingent applicable deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Ohio residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized) divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                   Principal

Long-Term Municipal Investments--97.3%                                                              Amount           Value
-------------------------------------------------------                                         _____________    ______________
OHIO--94.5%

Akron:

   6%, 12/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,380,000    $    1,591,816

   Sewer Systems Revenue 5.875%, 12/1/2016 (Insured; MBIA)   . . . . . . . . . . . . . . .          1,200,000         1,312,728

Akron-Wilbeth Housing Development Corp., First Mortgage Revenue

  7.90%, 8/1/2003 (Insured; FHA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,805,000         2,092,916

Allen County, Industrial First Mortgage Revenue, Refunding

   6.75%, 11/15/2008 (Guaranteed; K-Mart Corp.)  . . . . . . . . . . . . . . . . . . . . .          1,280,000         1,377,779

City of Barberton, Hospital Facilities Revenue

   (The Barberton Citizens Hospital Co. Project) 7.25%, 1/1/2012
   (Prerefunded 1/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,400,000         2,690,160

Board of Education of the Cleveland City School District 8%, 12/1/2001 . . . . . . . . . .          1,390,000         1,487,689

Butler County, Hospital Facilities Revenue, Refunding and Improvement

   (Fort Hamilton Hughes Group) 7.25%, 1/1/2001  . . . . . . . . . . . . . . . . . . . . .          2,560,000         2,634,214

City of Cambridge, HR, Refunding (Guernsey Memorial Hospital Project)

   8%, 12/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,214,160

Clermont County, Hospital Facilities Revenue, Refunding (Mercy Health Systems):

   5.625%, 9/1/2016 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,250,000         4,545,120

   7.50%, 9/1/2019 (Prerefunded 9/1/2001) (Insured; AMBAC) (a) . . . . . . . . . . . . . .            180,000           198,693

City of Cleveland:

   Airport Special Revenue (Continental Airlines Inc. Project) 5.375%, 9/15/2027 . . . . .          5,000,000         4,796,050

   COP (Motor Vehicle, Motorized and Communication Equipment) 7.10%, 7/1/2002  . . . . . .          1,765,000         1,853,321

   Parking Facility Improvement Revenue 8%, 9/15/2012 (Prerefunded 9/15/2002) (a)  . . . .          5,000,000         5,840,300

   Waterworks Revenue, Refunding 5.50%, 1/1/2021 (Insured; MBIA) . . . . . . . . . . . . .          8,000,000         8,683,840

Cleveland-Cuyahoga County Port Authority, Revenue, Refunding:

   (Port of Cleveland) 5.375%, 5/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . .          2,860,000         2,800,684

   (Rock & Roll Hall of Fame) 5.40%, 12/1/2015 (Insured; AMBAC)  . . . . . . . . . . . . .          2,540,000         2,671,191

Cuyahoga County:

  HR:

    (Meridia Health Systems)

          7%, 8/15/2023 (Prerefunded 8/15/2001) (a)  . . . . . . . . . . . . . . . . . . .          1,750,000         1,939,227

       Refunding, Improvement (University Hospitals Health)

          5.625%, 1/15/2015 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .          3,695,000         3,937,872

   Jail Facilities 7%, 10/1/2013 (Prerefunded 10/1/2001) (a) . . . . . . . . . . . . . . .          6,125,000         6,799,240

   MFHR (National Terminal Apartments Project) 6.40%, 7/1/2016 (Collateralized; FNMA)  . .          2,000,000         2,178,340

Dublin, Refunding and Improvement 4.625%, 12/1/2018. . . . . . . . . . . . . . . . . . . .          1,635,000         1,578,887

Eaton, IDR, Refunding (Baxter International Inc. Project) 6.50%, 12/1/2012 . . . . . . . .          1,500,000         1,626,390

Euclid City School District, Improvement 7.10%, 12/1/2011 (Prerefunded 12/1/2001) (a). . .          1,000,000         1,118,740

Village of Evendale, IDR, Refunding (Ashland Oil Inc. Project) 6.90%, 11/1/2010. . . . . .          2,000,000         2,151,900

Fairfield City School District, School Improvement Unlimited Tax:

   7.20%, 12/1/2011 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,209,000

   7.20%, 12/1/2012 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,511,250

   6.10%, 12/1/2015 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,197,960

   6%, 12/1/2020 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,188,460

Fairlawn, Health Care Facilities Revenue (Village at Saint Edward Project)

   8.75%, 10/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,420,000         2,530,183

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                         _____________    ______________


OHIO (CONTINUED)

Findlay 5.875%, 7/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,000,000    $    2,177,040

Franklin, Water System Revenue 5.75%, 12/1/2016 (Insured; MBIA). . . . . . . . . . . . . .          1,000,000         1,096,940

Franklin County:

  Health Care Facilities Revenue, Refunding and Improvement

       (Friendship Village of Columbus) 5.375%, 8/15/2028 (Insured; ACA) . . . . . . . . .          5,000,000         4,999,550

   HR:

       Holy Cross Health Systems Corp.:

          (Mount Carmel Health) 6.75%, 6/1/2019 (Insured; MBIA)
             (Prerefunded 6/1/2002) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,799,875

          Refunding and Improvement 5.80%, 6/1/2016  . . . . . . . . . . . . . . . . . . .          2,000,000         2,140,240

       Refunding and Improvement:

          (The Children's Hospital Project) 6.60%, 5/1/2013

          (Worthington Christian Village Congregate Care Project): . . . . . . . . . . . .          4,000,000         4,451,800

             10.25%, 8/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            705,000           769,641

             7.80%, 2/1/2017 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . .          5,690,000         6,138,429

Gallia County Local School District 7.375%, 12/1/2004. . . . . . . . . . . . . . . . . . .            570,000           672,475

Greater Cleveland Gateway Economic Development Corp.:

   Senior Lien Excise Tax Revenue 6.875%, 9/1/2005 (Insured; FSA)  . . . . . . . . . . . .          1,500,000         1,637,850

   Stadium Revenue 7.50%, 9/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,675,000         6,239,889

Greater Cleveland Regional Transit Authority 5.65%, 12/1/2016 (Insured; FGIC). . . . . . .          5,445,000         5,849,237

Greene County, Sewer System Revenue, Refunding 5.25%, 12/1/2025 (Insured; MBIA). . . . . .          2,000,000         2,042,120

Hamilton County:

  Hospital Facilities Improvement Revenue, Refunding (Deaconess Hospital)

       7%, 1/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,570,000         2,824,404

   Mortgage Revenue (Judson Care Center)

       7.80%, 8/1/2019 (Prerefunded 8/1/2000) (Insured; FHA, LOC; Citibank) (a)  . . . . .          3,970,000         4,306,418

Hilliard School District, School Improvement:

   Zero Coupon, 12/1/2013 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . .          1,655,000           811,529

   Zero Coupon, 12/1/2014 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . .          1,655,000           764,428

   5.75%, 12/1/2019 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,709,400

Jefferson County, Refunding (County Jail Construction) 5.75%, 12/1/2019 (Insured; FSA) . .          6,655,000         7,435,365

Kent State University, University Revenue 5.50%, 5/1/2017 (Insured; MBIA). . . . . . . . .          1,000,000         1,058,760

Kirtland Local School District 7.50%, 12/1/2009. . . . . . . . . . . . . . . . . . . . . .            760,000           806,162

Knox County, IDR (Weyerhaeuser Co. Project) 9%, 10/1/2007. . . . . . . . . . . . . . . . .          1,000,000         1,318,030

Lakota Local School District 6.125%, 12/1/2017 (Insured; AMBAC)
   (Prerefunded 12/1/2005) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,075,000         1,219,308

Lorain County, HR, Refunding (Catholic Healthcare Partners):

   5.625%, 9/1/2016 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,625,000         2,818,751

   5.625%, 9/1/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,750,000         4,010,400

Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris Industries Inc.)

   7.25%, 6/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,192,059

Mahoning County, Health Care Facilities Revenue (Youngstown Osteopathic Hospital
Project)

   7.60%, 8/1/2010 (LOC; Marine Midland Bank)  . . . . . . . . . . . . . . . . . . . . . .          3,775,000         3,937,551

Marion County, Health Care Facilities Revenue, Refunding and Improvement

   (United Church Homes Inc.) 6.375%, 11/15/2010 . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,193,920

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                         _____________    ______________


OHIO (CONTINUED)

Montgomery County:

  HR, Refunding (Grandview Hospital and Medical Center):

       5.50%, 12/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,300,000    $    1,378,039

       5.65%, 12/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,850,000         1,966,365

   Limited General Obligation and Sewer Revenue 5.60%, 12/1/2016 . . . . . . . . . . . . .          1,380,000         1,485,805

Moraine, SWDR (General Motors Corp. Project) 6.75%, 7/1/2014 . . . . . . . . . . . . . . .          5,000,000         6,049,300

Middleburg Heights, Refunding 4.375%, 12/1/2018. . . . . . . . . . . . . . . . . . . . . .          5,725,000         5,353,791

North Royalton City School District 6.10%, 12/1/2019 (Insured; MBIA) . . . . . . . . . . .          2,500,000         2,800,550

State of Ohio:

  Economic Development Revenue:

       Ohio Enterprise Bond Fund (VSM Corp. Project) 7.375%, 12/1/2011 . . . . . . . . . .            885,000           965,022

       (Sponge Inc. Project) 8.375%, 6/1/2014  . . . . . . . . . . . . . . . . . . . . . .          1,515,000         1,580,084

   PCR (Standard Oil Co. Project)

       6.75%, 12/1/2015 (Guaranteed; British Petroleum Co. p.l.c.) . . . . . . . . . . . .          2,700,000         3,285,819

   SWDR (USG Corp. Project) 5.60%, 8/1/2032  . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,511,075

Ohio Air Quality Development Authority, Revenue, Refunding:

   (Ohio Power Co. Project) 7.40%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,553,925

   Pollution Control:

       (Cleveland Electric Illuminating Co. Project) :

          4.60%, 10/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         8,941,050

          6.85%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,250,000         5,564,843

       (Ohio Edison) 7.45%, 3/1/2016 (Insured; FGIC) . . . . . . . . . . . . . . . . . . .          3,500,000         3,728,935

Ohio Building Authority, State Facilities (Juvenile Correctional Projects)

   6.60%, 10/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,660,000         1,894,193

Ohio Higher Educational Facility Commission, Revenue

   (Denison University Project) 5.30%, 11/1/2021 . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,046,700

Ohio Housing Finance Agency, Mortgage Revenue:

   (Saint Francis Court Apartment Project) 8%, 10/1/2026 (Insured; FHA)  . . . . . . . . .            695,000           752,337

   Single Family:

       5.50%, 3/1/2019 (Collateralized; GNMA)  . . . . . . . . . . . . . . . . . . . . . .          2,780,000         2,864,957

       (GNMA Mortgage Backed Securities Program):

          Zero Coupon, 9/1/2021  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            115,000           118,982

          7.65%, 3/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,555,000         2,028,365

Ohio Turnpike Commission, Turnpike Revenue, Highway Improvements:

   4.50%, 2/15/2024 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,250,000         5,833,563

   5.75%, 2/15/2024 (Prerefunded 2/15/2004) (a)  . . . . . . . . . . . . . . . . . . . . .          6,100,000         6,732,387

Ohio Water Development Authority, Revenue:

   (Fresh Water) 5.90%, 12/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . .          4,650,000         5,083,613

   Pollution Control Facilities:

       (Cleveland Electric Illuminating Project) 8%, 10/1/2023 . . . . . . . . . . . . . .          5,800,000         5,933,342

       (Ohio Edison) 8.10%, 10/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . .          3,700,000         3,901,687

   Refunding:

       (Ohio Edison) 7.625%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,182,450

       (Toledo Edison Co.):

          7.55%, 6/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,081,420

          8%, 10/1/2023  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,635,000         3,787,815

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                         Amount           Value
-------------------------------------------------------                                         _____________    ______________



OHIO (CONTINUED)

Ottawa County, Sanitary Sewer Systems Special Assessment (Portage-Catawba

   Island Sewer Project) 7%, 9/1/2011 (Insured; AMBAC) (Prerefunded 9/1/2001) (a)  . . . .     $    1,000,000    $    1,110,280

Parma, Hospital Improvement Revenue, Refunding

   (Parma Community General Hospital Association) 5.375%, 11/1/2029  . . . . . . . . . . .          4,000,000         4,031,680

Rocky River City School District, School Improvement 5.375%, 12/1/2017 . . . . . . . . . .          2,265,000         2,422,078

Shelby County, Hospital Facilities Revenue, Refunding and Improvement

   (The Shelby County Memorial Hospital Association) 7.70%, 9/1/2018 . . . . . . . . . . .          2,500,000         2,787,100

South Euclid, Recreation Facilities 7%, 12/1/2011 (Prerefunded 12/1/2001) (a). . . . . . .          2,285,000         2,553,556

Southwest Regional Water District, Water Revenue:

   6%, 12/1/2015 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,600,000         1,760,448

   6%, 12/1/2020 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,384,175

Student Loan Funding Corp.,

   Student Loan Revenue, Refunding 7.20%, 8/1/2003 . . . . . . . . . . . . . . . . . . . .          1,180,000         1,224,510

Toledo 5.625%, 12/1/2011 (Insured; AMBAC). . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,104,920

University of Cincinnati, University and College Revenue, COP

   6.75%, 12/1/2009 (Prerefunded 12/1/2001) (Insured; MBIA) (a)  . . . . . . . . . . . . .            750,000           832,245

Warren:

   7.75%, 11/1/2010 (Prerefunded 11/1/2000) (a)  . . . . . . . . . . . . . . . . . . . . .          2,785,000         3,068,095

   Waterworks Revenue, Refunding 5.50%, 11/1/2015 (Insured; FGIC)  . . . . . . . . . . . .          1,450,000         1,576,774

Wauseon Exempted Village School District, Refunding and School Improvement

   5.50%, 12/1/2022 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,648,450

West Holmes Local School District 5.375%, 12/1/2023 (Insured; MBIA). . . . . . . . . . . .          1,860,000         1,932,986

U.S. Related--2.8%

Commonwealth of Puerto Rico 5.375%, 7/1/2025 (Insured; MBIA) . . . . . . . . . . . . . . .          2,255,000         2,338,638

Commonwealth of Puerto Rico Highway and Transportation Authority 5%, 7/1/2038. . . . . . .          6,000,000         5,872,920

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $270,165,891) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $289,234,950

                                                                                                                _______________


Short-Term Municipal Investments--1.5%
-------------------------------------------------------

Twinsburg, IDR, VRDN (United Stationers Supply Co.)

  3.85% (LOC; PNC Bank) (b)

   (cost $4,400,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,400,000    $    4,400,000

                                                                                                _____________   _______________


TOTAL INVESTMENTS

   (cost $274,565,891) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                98.8%      $293,634,950

                                                                                                      _______   _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.2%   $     3,427,694

                                                                                                      _______   _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $297,062,644

                                                                                                      _______   _______________

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

Summary of Abbreviations
-----------------------------------------------------------------------------

ACA         American Capital Access                                 IDR         Industrial Development Revenue

AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                  Insurance Corporation

FHA         Federal Housing Administration                          MFHR        Multi-Family Housing Revenue

FNMA        Federal National Mortgage Association                   PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            SWDR        Solid Waste Disposal Revenue

GNMA        Government National Mortgage Association                VRDN        Variable Rate Demand Notes

HR          Hospital Revenue




Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                 38.9%

AA                                 Aa                                AA                                   13.7

A                                  A                                 A                                    15.3

BBB                                Baa                               BBB                                  14.9

BB                                 Ba                                BB                                   11.1

F1                                 Mig1                              SP1                                   1.5

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         4.6

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______




Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Bonds   which  are  prerefunded  are  collateralized  by  U.S.  Government securities  which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Securities payable on demand. Variable interest rate--subject to periodic change.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $274,565,891      $293,634,950

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              248,909

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,885,685

                                 Receivable for shares of Beneficial Interest subscribed . .                            203,160

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               18,370

                                                                                                                _______________

                                                                                                                    298,991,074

                                                                                                                _______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              138,400

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               86,866

                                 Payable for investment securities purchased . . . . . . .                            1,582,107

                                 Payable for shares of Beneficial Interest redeemed  . . .                               64,351

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               56,706

                                                                                                                _______________

                                                                                                                      1,928,430

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $297,062,644

                                                                                                                _______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $274,888,846

                                 Accumulated net realized gain (loss) on investments . . .                            3,104,739

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           19,069,059

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $297,062,644

                                                                                                                _______________



                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                               Class A            Class B           Class C

                                                                           ______________      ______________   _______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $239,947,155         $55,946,169        $1,169,320

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .         18,367,079           4,280,917            89,407

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $13.06              $13.07            $13.08

                                                                                  _______             _______           _______






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $ 8,726,998

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $    807,760

                                 Shareholder servicing costs--Note 3(c)  . . . . .              459,777

                                 Distribution fees--Note 3(b)  . . . . . . . . . .              136,545

                                 Professional fees . . . . . . . . . . . . . . . .               19,618

                                 Custodian fees  . . . . . . . . . . . . . . . . .               15,437

                                 Registration fees . . . . . . . . . . . . . . . .               12,069

                                 Prospectus and shareholders' reports  . . . . . .               11,364

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                2,184

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  710

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                9,570


                                                                                          _____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  1,475,034

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  7,251,964

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  1,884,375

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            2,572,353

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  4,456,728

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $11,708,692

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Six Months Ended

                                                                                           October 31, 1998        Year Ended

                                                                                             (Unaudited)         April 30, 1998

                                                                                           _______________        _____________

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  7,251,964         $ 14,777,849

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             1,884,375            2,235,917

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             2,572,353            5,571,976

                                                                                           _______________      _______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .            11,708,692           22,585,742

                                                                                           _______________      _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,030,517)         (12,500,637)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,203,307)          (2,239,844)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (18,140)             (37,368)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                 (2,351,160)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                   (478,538)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              --                     (9,214)

                                                                                           _______________      _______________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,251,964)         (17,616,761)

                                                                                           _______________       _______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,010,150           10,666,412

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,969,568            9,479,918

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               565,628              397,388

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,790,958            9,470,425

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               828,190            1,897,891

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                15,166               42,365

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (12,122,569)         (29,311,483)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,099,831)          (6,412,779)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              ----                 (562,080)

                                                                                           _______________      _______________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .             3,957,260           (4,331,943)

                                                                                           _______________      _______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             8,413,988              637,038

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           288,648,656          288,011,618

                                                                                           _______________      _______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $297,062,644         $288,648,656

                                                                                           _______________      _______________






                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                              Shares

                                                                                               ________________________________

                                                                                          Six Months Ended

                                                                                          October 31, 1998        Year Ended

                                                                                            (Unaudited)          April 30, 1998
                                                                                          _______________        _____________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         538,273              824,378

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         290,807              731,376

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (933,161)          (2,266,154)

                                                                                               _________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (104,081)            (710,400)

                                                                                               _________           __________


  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         458,202              732,404

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          63,509              146,494

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (161,268)            (495,475)

                                                                                               _________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         360,443              383,423

                                                                                               _________           __________



  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,321               30,611

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           1,161                3,267

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            ----              (43,810)

                                                                                               _________           __________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          44,482               (9,932)

                                                                                               _________           __________










                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class A Shares
                                                      _________________________________________________________________________

                                                 Six Months Ended

                                                 October 31, 1998                            Year Ended April 30,

                                                                      _______________________________________________________

PER SHARE DATA:                                     (Unaudited)     1998          1997         1996         1995         1994
                                                     __________    _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $12.86       $12.65       $12.58       $12.62        $12.70       $13.09

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .33          .67          .69          .71           .73          .74

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .20          .34          .17          .14          (.05)        (.36)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .53         1.01          .86          .85           .68          .38

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.33)        (.67)        (.69)        (.71)         (.73)        (.74)

   Dividends from net realized gain on investments . .     --         (.13)        (.10)        (.18)         (.03)        (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.33)        (.80)        (.79)        (.89)         (.76)        (.77)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $13.06       $12.86       $12.65       $12.58        $12.62       $12.70

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       8.25%(2)     8.09%        6.91%        6.77%         5.63%        2.78%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .91%(2)      .90%         .91%         .89%          .92%         .81%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       5.04%(2)     5.17%        5.40%        5.49%         5.84%        5.57%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .12%

   Portfolio Turnover Rate . . . . . . . . . . . .      21.09%(3)    24.73%       29.65%       43.90%        39.53%        7.73%

   Net Assets, end of period (000's Omitted) . . .   $239,947     $237,618     $242,572     $257,639      $273,225     $293,706

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                    Class B Shares
                                                      _________________________________________________________________________

                                                 Six Months Ended

                                                 October 31, 1998                            Year Ended April 30,

                                                                      _______________________________________________________

PER SHARE DATA:                                     (Unaudited)     1998          1997         1996         1995         1994

                                                     __________    _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . .     $12.87       $12.65       $12.59       $12.63        $12.71       $13.09

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .30          .60          .62          .64           .66          .66

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .20          .35          .16          .14          (.05)        (.35)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .50          .95          .78          .78           .61          .31

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.30)        (.60)        (.62)        (.64)         (.66)        (.66)

   Dividends from net realized gain on investments . .     --         (.13)        (.10)        (.18)         (.03)        (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.30)        (.73)        (.72)        (.82)         (.69)        (.69)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $13.07       $12.87       $12.65       $12.59        $12.63       $12.71

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       7.70%(2)     7.62%        6.27%        6.19%         5.06%        2.24%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.42%(2)     1.41%        1.42%        1.42%         1.44%        1.38%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       4.51%(2)     4.65%        4.87%        4.94%         5.29%        4.89%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .10%

   Portfolio Turnover Rate . . . . . . . . . . . .      21.09%(3)    24.73%       29.65%       43.90%        39.53%        7.73%

   Net Assets, end of period (000's Omitted) . . .    $55,946      $50,453      $44,746      $40,476       $32,797      $27,657

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.





                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                                   Class C Shares

                                                                                ________________________________________________

                                                                          Six Months Ended

                                                                          October 31, 1998        Year Ended April 30,

                                                                                              _______________________________

PER SHARE DATA:                                                            (Unaudited)      1998         1997        1996(1)

                                                                            _________     _______      _______       _______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .     $12.88      $12.66       $12.59        $12.68

                                                                              _______      ______       ______        ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . .        .28         .57          .59           .43

   Net realized and unrealized gain (loss) on investments  . . . . . . . .        .20         .35          .17           .09

                                                                              _______      ______       ______        ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .        .48         .92          .76           .52

                                                                              _______      ______       ______        ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .       (.28)       (.57)        (.59)         (.43)

   Dividends from net realized gain on investments . . . . . . . . . . . .         --        (.13)        (.10)         (.18)

                                                                              _______      ______       ______        ______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .       (.28)       (.70)        (.69)         (.61)

                                                                              _______      ______       ______        ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .     $13.08      $12.88       $12.66        $12.59

                                                                              _______      ______       ______        ______


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . . . . . . . . .       7.50%(3)    7.35%        6.07%         5.66%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .       1.63%(3)    1.66%        1.64%         1.63%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .       4.29%(3)    4.38%        4.44%         4.66%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .      21.09%(4)   24.73%       29.65%        43.90%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .     $1,169        $579         $694            $1

---------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Ohio Series (the "Fund"). The Fund' s investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $10,893 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility") to be utilized for temporary and emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended
October   31,   1998,   the   Fund   did   not   borrow   under  the  Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $1,796 during the period ended October 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $133,374 and $3,171, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $299,420, $66,687 and $1,057, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, OHIO SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $63,072 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $62,808,008 and $59,954,319, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $19,069,059, consisting of $19,198,342 gross unrealized appreciation and $129,283 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, OHIO SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         057/619SA9810

                              SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                                  OHIO SERIES
-------------------------------------------------------------------------------

                               OCTOBER 31, 1998